Lease Liabilities - Schedule of Lease Liabilities (Details) - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Lease Liabilities [Abstract]
Opening balance		$ 119,697	$ 76,611
New leases during the year		124,778	119,850
Termination of lease agreement			(62,860)
Lease payments		(114,790)	(54,442)
Interest accretion expense	[1]	50,126	21,792
Foreign exchange		(24,284)	18,746
Balance		155,527	119,697
Current portion		(82,795)	(32,918)
Long-term portion		$ 72,732	$ 86,779

[1]	Interest accretion expense or amortization of the discount is in respect of the lease liability, representing also the interest portion of lease payments (See Note 11)